Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The below tables set forth the results from these entities, on a 100% basis, for the three months ended June 30, 2024 and 2023:

	Three months ended June 30, 2024		Three months ended June 30, 2023
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Revenue	24.5	2.8	72.4	9.4
Operating expenses	(24.0)	(2.9)	(71.6)	(8.6)
Net income	(2.7)	(2.1)	6.0	1.6

The below tables set forth the results from these entities, on a 100% basis, for the six months ended June 30, 2024 and 2023:

	Six months ended June 30, 2024		Six months ended June 30, 2023
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Revenue	77.6	4.8	142.9	15.0
Operating expenses	(76.4)	(4.8)	(140.0)	(14.7)
Net income / (loss)	7.4	(1.7)	10.1	2.2
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2024		As at December 31, 2023
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Cash and restricted cash (1)	3.0	—	11.4	0.5
Total current assets	196.5	33.4	271.4	35.1
Total non-current assets	20.7	2.0	12.3	2.1
Total assets	217.2	35.4	283.7	37.2
Total current liabilities	191.6	23.6	257.2	23.8
Total non-current liabilities	—	0.4	8.3	0.2
Equity	25.6	11.4	18.2	13.2
Total Liabilities and Equity	217.2	35.4	283.7	37.2
(1) As of June 30, 2024, Perfomex had restricted cash of $2.4 million.
The following presents our investments in equity method investments as at June 30, 2024:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of December 31, 2023	9.1	6.6	15.7
Income on a percentage basis	3.8	(0.9)	2.9
Balance as of June 30, 2024	12.9	5.7	18.6